Waddell & Reed Advisors
               Cash
               Management,
               Inc.

               Annual
               Report
               ------------------
               September 30, 2001

CONTENTS

         3     Manager's Discussion

         5     Investments

        14     Statement of Assets and Liabilities

        15     Statement of Operations

        16     Statement of Changes in Net Assets

        17     Financial Highlights

        21     Notes to Financial Statements

        25     Independent Auditors' Report

        26     Income Tax Information

        29     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Cash Management, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Cash Management, Inc. current prospectus.

MANAGER'S DISCUSSION
-----------------------------------------------------------------
     September 30, 2001


An interview with Mira Stevovich, portfolio manager of Waddell & Reed Advisors Cash Management, Inc.

This report relates to the operation of Waddell & Reed Advisors Cash Management, Inc. for the fiscal year ended September 30, 2001. The following discussion and tables provide you with information regarding the Fund's performance during that period.

How did the Fund perform during the last fiscal year?
The Fund remained competitive in its rate of return, even in light of the fact that the Federal Reserve lowered the Federal Funds Rate a total of 350 basis points during the fiscal year. Because the Fund's average maturity was extended to capture higher rates of interest prior to most of the Federal Reserve's rate easing measures, the Fund's return has stayed competitive, although the absolute rate of return has dropped over the past fiscal year.

What market conditions or events influenced the Fund's performance during the fiscal year?
The weak economic environment in the U.S. during most of the fiscal year has resulted in lower credit quality among companies issuing debt securities. We remain vigilant in our review and monitoring of companies in which we invest. Securities of companies with the highest credit quality are issued at premium rates of interest (the lowest yielding securities). Therefore, our emphasis on the highest credit quality securities has affected the overall return of the Fund, although we expect returns to improve as the economy improves, perhaps toward the middle of 2002.

What strategies and techniques did you employ that specifically affected the Fund's performance?
As alluded to above, we lengthened our average maturity in an attempt to capture higher rates of interest on securities purchased prior to the Federal Reserve's lowering of interest rates. We continued to maintain a somewhat longer overall maturity over the fiscal year. However, as the year progressed and credit issues became more prevalent, we lengthened the overall maturity only within our strict credit risk constraints.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?
The Fund is generally diversified over all industries. However, we recently have extended the average maturity of the Fund primarily through the acquisition of U.S. Government agency securities, which carry the highest credit quality ratings. In light of the terrorist attacks and the evolving war on terrorism, along with the weaker U.S. economy, we are reviewing security purchases on a case-by-case basis. We also intend to continue to closely follow developments in all industries and any effects they may have on each company in which we invest.


Sincerely,


Mira Stevovich,
Manager
Waddell & Reed Advisors
Cash Management, Inc.

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

BANK OBLIGATIONS
Commercial Paper - 3.19%
Barclays U.S. Funding Corp.,
 3.54%, 10-2-01 .........................   $ 7,520  $  7,519,261
Svenska Handelsbanken Inc.,
 3.5%, 10-2-01 ..........................    27,000    26,997,375
                                                     ------------
                                                       34,516,636
                                                     ------------

Commercial Paper (backed by irrevocable bank
letter of credit) - 2.02%
Michelin North America Inc. (Societe Generale),
 3.52%, 10-9-01 .........................    21,800    21,782,948
                                                     ------------

Notes - 1.03%
DBSI First Mortgage 1997 Corp. (United States
 National Bank of Oregon),
 3.15%, 10-4-01 .........................     2,010     2,010,000
Handy, L.C. (U.S. Bank, National Association),
 3.25%, 10-4-01 .........................     3,400     3,400,000
Meriter Management Services, Inc. (U.S. Bank
 Milwaukee, National Association),
 3.1%, 10-3-01 ..........................     5,750     5,750,000
                                                     ------------
                                                       11,160,000
                                                     ------------

TOTAL BANK OBLIGATIONS - 6.24%                       $ 67,459,584
 (Cost: $67,459,584)

CORPORATE OBLIGATIONS
Commercial Paper
 Business Services - 1.31%
 Electronic Data Systems Corporation,
   3.2%, 10-2-01 .........................    14,190   14,188,739
                                                     ------------

 Chemicals and Allied Products - 2.57%
 Abbott Laboratories,
   2.65%, 10-24-01 .......................    10,000    9,983,069
                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Chemicals and Allied Products (Continued)
 Glaxo Wellcome PLC:
   3.15%, 10-2-01 ........................   $ 4,000 $  3,999,650
   2.48%, 10-22-01 .......................     2,500    2,496,383
   2.58%, 10-31-01 .......................    11,400   11,375,490
                                                     ------------
                                                       27,854,592
                                                     ------------

 Communication - 1.45%
 SBC Communications Inc.,
   3.55%, 10-25-01 .......................    15,750   15,712,725
                                                     ------------

 Eating and Drinking Places - 1.57%
 McDonald's Corporation,
   3.25%, 10-4-01 ........................    17,000   16,995,396
                                                     ------------

 Electric, Gas and Sanitary Services - 6.34%
 Idaho Power Co.,
   3.52%, 10-5-01 ........................     5,000    4,998,044
 Nicor Inc.,
   3.5%, 10-4-01 .........................     3,850    3,848,877
 Questar Corp.:
   3.73125%, 10-3-01 .....................    14,500   14,500,000
   3.5%, 10-5-01 .........................     3,000    2,998,833
   3.64%, 10-5-01 ........................    10,000    9,995,956
   3.68%, 10-5-01 ........................    16,000   15,993,458
   3.52%, 10-12-01 .......................     5,188    5,182,420
 Tampa Electric Co.:
   3.5%, 10-2-01 .........................     2,000    1,999,805
   2.5%, 10-5-01 .........................     9,000    8,997,500
                                                     ------------
                                                       68,514,893
                                                     ------------

 Food and Kindred Products - 2.77%
 Coca-Cola Company (The),
   2.9%, 10-12-01 ........................     7,500    7,493,354
                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Food and Kindred Products (Continued)
 Heinz (H.J.) Co.:
   2.5%, 10-1-01 .........................   $10,000 $ 10,000,000
   2.55%, 10-17-01 .......................     2,640    2,637,008
   2.45%, 10-18-01 .......................     9,800    9,788,662
                                                     ------------
                                                       29,919,024
                                                     ------------

 Industrial Machinery and Equipment - 0.65%
 Deere & Company,
   3.51%, 10-11-01 .......................     7,000    6,993,175
                                                     ------------

 Instruments and Related Products - 2.28%
 Emerson Electric Co.,
   2.42%, 10-12-01 .......................    24,650   24,631,773
                                                     ------------

 Nondepository Institutions - 0.91%
 Caterpillar Financial Services Corp.:
   3.55%, 10-4-01 ........................     5,000    4,998,521
   3.0%, 10-9-01 .........................     4,850    4,846,766
                                                     ------------
                                                        9,845,287
                                                     ------------

 Paper and Allied Products - 0.38%
 Kimberly-Clark Corporation,
   3.55%, 10-24-01 .......................     4,084    4,074,737
                                                     ------------

 Printing and Publishing - 1.29%
 Gannett Co.:
   3.15%, 10-4-01 ........................    10,000    9,997,375
   2.9%, 10-12-01 ........................     3,939    3,935,510
                                                     ------------
                                                       13,932,885
                                                     ------------

 Real Estate - 0.92%
 Citicorp,
   3.07%, 10-4-01 ........................    10,000    9,997,442
                                                     ------------
                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001
                                           Principal
                                           Amount in
                                           Thousands       Value

CORPORATE OBLIGATIONS (Continued)

 Wholesale Trade - Nondurable Goods - 2.12%
 Unilever Capital Corporation,
   2.45%, 10-12-01 .......................   $23,000 $ 22,982,782
                                                     ------------

Total Commercial Paper - 24.56%                       265,643,450

Commercial Paper (backed by irrevocable bank
 letter of credit)
 Electric, Gas and Sanitary Services - 4.09%
 River Fuel Funding Co. No. 3, Inc.
   (The Bank of New York):
   3.53%, 10-12-01 .......................    14,700   14,684,144
   3.45%, 10-30-01 .......................    29,669   29,586,545
                                                     ------------
                                                       44,270,689
                                                     ------------

 Nondepository Institutions - 6.90%
 ED&F Man Treasury Management Ltd.
   (Rabobank Nederland):
   3.25%, 10-1-01 ........................    18,000   18,000,000
   2.55%, 10-10-01 .......................     3,958    3,955,477
   2.85%, 10-22-01 .......................     2,972    2,967,059
 Sinochem American C.P. Inc. (ABN AMRO Bank N.V.):
   3.52%, 10-5-01 ........................    16,000   15,993,742
   3.2%, 10-9-01 .........................     2,000    1,998,578
   3.52%, 10-11-01 .......................    31,700   31,669,004
                                                     ------------
                                                       74,583,860
                                                     ------------

 Oil and Gas Extraction - 1.76%
 Louis Dreyfus Corp. (Dresdner Bank AG),
   3.53%, 10-5-01 ........................    19,000   18,992,548
                                                     ------------

Total Commercial Paper (backed by irrevocable bank
 letter of credit) - 12.75%                           137,847,097

Notes
 Chemicals and Allied Products - 2.34%
 Lilly (Eli) and Company,
   4.7%, 3-22-02 .........................    16,250   16,250,000
                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001                    Principal
                                           Amount in
                                           Thousands       Value
CORPORATE OBLIGATIONS (Continued)
Notes (Continued)
 Chemicals and Allied Products (Continued)
 Merck & Co., Inc.,
   5.1%, 2-22-02 (A) .....................   $ 9,000 $  9,000,000
                                                     ------------
                                                       25,250,000
                                                     ------------

 Communication - 4.17%
 BellSouth Corporation,
   4.287%, 4-26-02 .......................    18,000   17,990,749
 SBC Communications Inc.:
   7.38%, 5-1-02 .........................     3,250    3,297,888
   4.25%, 6-5-02 .........................    10,000   10,000,000
 Verizon Global Funding, Inc.,
   3.18%, 12-17-01 .......................    13,750   13,748,483
                                                     ------------
                                                       45,037,120
                                                     ------------

 Electric, Gas and Sanitary Services - 2.23%
 Baltimore Gas & Electric Co.,
   3.46625%, 12-4-01 .....................    24,078   24,077,796
                                                     ------------

 Food and Kindred Products - 1.32%
 Heinz (H.J.) Co.,
   6.82%, 11-15-01 .......................    14,300   14,300,000
                                                     ------------

 Industrial Machinery and Equipment - 0.24%
 International Business Machines Corporation,
   6.64%, 10-29-01 .......................     2,550    2,550,000
                                                     ------------

 Nondepository Institutions - 3.49%
 Caterpillar Financial Services Corp.:
   3.57563%, 12-5-01 .....................    13,750   13,766,740
   6.02%, 4-15-02 ........................     2,000    2,018,861
 Deere (John) Capital Corp.:
   3.51%, 10-11-01 .......................     3,000    2,997,075
   3.83%, 10-22-01 .......................    13,000   13,005,763
 Ford Motor Credit Company,
   3.64%, 10-5-01 ........................     6,000    5,997,573
                                                     ------------
                                                       37,786,012
                                                     ------------
                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                                            Value

Total Notes - 13.79%                                 $149,000,928

TOTAL CORPORATE OBLIGATIONS - 51.10%                 $552,491,475
 (Cost: $552,491,475)

                                           Principal
                                           Amount in
                                           Thousands

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   5.55%, 11-26-01 .......................   $   600 $    600,684
   5.563%, 11-26-01 ......................     5,000    5,001,499
   5.05%, 1-3-02 .........................     6,000    5,920,883
   4.875%, 1-22-02 .......................    13,500   13,484,040
   4.1%, 5-16-02 .........................    10,000   10,000,000
   4.3%, 5-16-02 .........................    12,000   12,000,000
   4.3%, 5-21-02 .........................     9,000    9,000,000
   4.1%, 5-23-02 .........................    14,600   14,600,000
   3.625%, 9-11-02 .......................    10,000   10,000,000
   3.65%, 9-11-02 ........................    17,500   17,500,000
   3.65%, 9-18-02 ........................    10,000   10,000,000
   3.46%, 10-3-02 ........................    11,500   11,500,000
 Federal National Mortgage Association:
   4.17%, 4-5-02 .........................    10,000    9,784,550
   3.08%, 5-14-02 ........................    13,500   13,500,000
 United States Treasury Bill,
   2.33%, 12-20-01 .......................    23,000   22,880,911

TOTAL UNITED STATES GOVERNMENT SECURITIES - 15.33%   $165,772,567
 (Cost: $165,772,567)

MUNICIPAL OBLIGATIONS
California - 4.92%
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   3.52%, 10-10-01 .......................    35,000   35,000,000
 California Pollution Control Financing Authority,
   Environmental Improvement Revenue Bonds, Shell
   Oil Company Project, Series 1998A (Taxable),
   3.45%, 10-1-01 ........................    18,209   18,209,000
                                                     ------------
                                                       53,209,000
                                                     ------------

                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001
                                           Principal
                                           Amount in
                                           Thousands       Value
MUNICIPAL OBLIGATIONS (Continued)
Colorado - 2.80%
 City and County of Denver, Colorado, Department
   of Aviation, Airport System, Subordinate
   Commercial Paper Taxable Notes, Series 2000B
   (Westdeutsche Landesbank Girozentrale and
   Bayerische Landesbank Girozentrale),
   3.55%, 11-6-01 ........................   $28,659 $ 28,557,261
 Kit Carson County, Colorado, Architectural
   Development Revenue Bonds (Taxable), (Midwest
   Farms, L.L.C. Project), Series 1997 (Norwest
   Bank Minnesota, National Association),
   3.15%, 10-4-01 ........................     1,670    1,670,000
                                                     ------------
                                                       30,227,261
                                                     ------------

Indiana - 1.00%
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds
   (Amoco Oil Company Project), Taxable Series 1995
   (Amoco Corporation),
   3.03%, 10-12-01 .......................    10,800   10,800,000
                                                     ------------

Kansas - 0.88%
 City of Park City, Kansas, Taxable Industrial
   Revenue Bonds (The Hayes Company, Inc.),
   Series 2001 (U.S. Bank, National Association),
   2.95%, 10-1-01 ........................     9,500    9,500,000
                                                     ------------

Kentucky - 1.11%
 City of Bardstown, Kentucky, Taxable Variable Rate
   Demand Industrial Revenue Bonds:
   Series 1994 (R.J. Tower Corporation Project),
   (Comerica Bank),
   3.07%, 10-4-01 ........................     8,035    8,035,000
   Series 1995 (R.J. Tower Corporation Project),
   (Comerica Bank),
   3.07%, 10-4-01 ........................     4,000    4,000,000
                                                     ------------
                                                       12,035,000
                                                     ------------

                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001
                                           Principal
                                           Amount in
                                           Thousands       Value
MUNICIPAL OBLIGATIONS (Continued)
Louisiana - 8.53%
 Industrial District No. 3 of the Parish of West
   Baton Rouge, State of Louisiana, Variable Rate
   Demand Revenue Bonds, Series 1995 (Taxable),
   (The Dow Chemical Company Project):
   3.61%, 11-6-01 ........................   $16,000 $ 16,000,000
   3.5%, 10-11-01 ........................    15,000   15,000,000
   3.55%, 10-10-01 .......................     5,000    5,000,000
   3.55%, 11-7-01 ........................     5,000    5,000,000
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (Westdeutsche
   Landesbank Girozentrale):
   3.46%, 11-6-01 ........................    12,875   12,875,000
   3.6%, 11-5-01 .........................    11,200   11,200,000
   3.71%, 10-5-01 ........................     9,800    9,800,000
 Gulf Coast Industrial Development Authority,
   Environmental Facilities Revenue Bonds
   (CITGO Petroleum Corporation Project), Taxable
   Series 1998 (Royal Bank of Canada),
   3.6%, 11-5-01 .........................    17,400   17,400,000
                                                     ------------
                                                       92,275,000
                                                     ------------

Massachusetts  - 0.67%
 Massachusetts Industrial Finance Agency, Taxable
   Revenue Bonds (Southcoast Nursing and
   Rehabilitation Center Partnership Issue -
   Series 1997), (Fleet National Bank),
   3.1%, 10-3-01 .........................     3,900    3,900,000
 Massachusetts Development Finance Agency,
   Variable Rate Demand Revenue Bonds,
   Community Development, Inc. Issue,
   Taxable Series 2000B (Fleet National Bank),
   3.1%, 10-3-01 .........................     3,320    3,320,000
                                                     ------------
                                                        7,220,000
                                                     ------------

New York - 1.97%
 The City of New York, General Obligation Bonds,
   Fiscal 1995 Series B, Taxable Adjustable Rate
   Bonds (Bayerische Landesbank Girozentrale,
   New York Branch),
   3.87%, 10-1-01 ........................    13,485   13,485,000
                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                           Principal
                                           Amount in
                                           Thousands       Value

MUNICIPAL OBLIGATIONS (Continued)
New York (Continued)
 Dutchess County Industrial Development Agency,
   Taxable Variable Rate Demand Civic Facility
   Revenue Bonds, Series 1999-C (St. Francis'
   Hospital, Poughkeepsie, New York Civic Facility),
   (The Bank of New York),
   2.85%, 10-4-01 ........................   $ 3,950 $  3,950,000
 Putnam Hospital Center, Multi-Mode Revenue Bonds,
   Series 1999 (The Bank of New York),
   2.85%, 10-3-01 ........................     3,885    3,885,000
                                                     ------------
                                                       21,320,000
                                                     ------------

Ohio - 2.27%
 State of Ohio, Taxable Solid Waste Revenue
   Bonds, Series 2000, Taxable (BP Exploration &
   Oil Inc. Project - BP Amoco P.L.C. Guarantor),
   3.53%, 11-7-01 ........................    24,550   24,550,000
                                                     ------------

Pennsylvania - 0.32%
 Philadelphia Authority for Industrial Development,
   Variable/Fixed Rate Federally Taxable Economic
   Development Bonds (Mother's Work, Inc.),
   Series of 1995 (Fleet National Bank),
   3.1%, 10-3-01 .........................     3,430    3,430,000
                                                     ------------

Texas - 3.63%
 Brazos River Harbor Navigation, District of
   Brazoria County, Texas, Taxable Variable Rate
   Demand Revenue Bonds, Series 2001A (The Dow
   Chemical Company Project), (The Dow Chemical
   Company),
   3.53%, 10-9-01 ........................    22,750   22,750,000
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   3.82%, 10-5-01 ........................    16,500   16,493,066
                                                     ------------
                                                       39,243,066
                                                     ------------

                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001                    Principal
                                           Amount in
MUNICIPAL OBLIGATIONS (Continued)          Thousands       Value
Washington - 2.61%
 Washington State Housing Finance Commission:
   Taxable Variable Rate Demand Multifamily
   Revenue Bonds:
   Springfield Meadows Apartments Project,
   Series 2001B (U.S. Bank, National Association),
   2.95%, 10-1-01 ........................   $ 5,950 $  5,950,000
   Brittany Park Project, Series 1996B
   (U.S. Bank of Washington, National Association),
   3.15%, 10-4-01 ........................     3,170    3,170,000
   Country Club Apartments Project, Series 2001B
   (U.S. Bank, National Association),
   2.95%, 10-1-01 ........................     2,300    2,300,000
   Taxable Variable Rate Demand Nonprofit Revenue
   Bonds, Virginia Mason Research Center Project,
   Series 1997B (U.S. Bank, National Association),
   3.15%, 10-4-01 ........................     2,090    2,090,000
 Wenatchee Valley Clinic, P.S., Floating Rate
   Taxable Bonds, Series 1998 (U.S. Bank,
   National Association),
   3.15%, 10-4-01 ........................    13,200   13,200,000
 Washington Economic Development Finance Authority,
   Taxable Variable Rate Demand Industrial Revenue
   Bonds (Tonkin Building Associates, LLC Project),
   Series 1997B (U.S. Bank of Washington,
   National Association),
   3.15%, 10-4-01 ........................     1,535    1,535,000
                                                     ------------
                                                       28,245,000
                                                     ------------

Wisconsin - 0.80%
 Town of Wood River, Wisconsin, Variable Rate
   Demand Industrial Development Revenue Bonds
   (Burnett Dairy Cooperative Project), Series 2001B
   (U.S. Bank, National Association),
   2.95%, 10-1-01 ........................     6,000    6,000,000
 Village of Oregon, Wisconsin, Taxable Variable
   Rate Demand Industrial Development Revenue Bonds
   (Five K Partnership and Wisco Industries, Inc.
   Project), Series 2001B (U.S. Bank, National
   Association),
   3.15%, 10-4-01 ........................     2,700    2,700,000
                                                     ------------
                                                        8,700,000
                                                     ------------

TOTAL MUNICIPAL OBLIGATIONS - 31.51%                 $340,754,327
 (Cost: $340,754,327)
                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
     September 30, 2001

                                                            Value

TOTAL INVESTMENT SECURITIES - 104.18%               $1,126,477,953
 (Cost: $1,126,477,953)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (4.18%)    (45,236,877)

NET ASSETS - 100.00%                                $1,081,241,076


Notes to Schedule of Investments

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, the total value of these securities amounted to $9,000,000 or 0.83% of net assets.

     Cost of investments owned is the same as that used for Federal   income tax
purposes.

     See Note 1 to financial statements for security valuation and    other
significant accounting policies concerning investments.

STATEMENT OF ASSETS AND LIABILITIES
CASH MANAGEMENT
September 30, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities - at value (Note 1) ........   $1,126,478
 Cash  ............................................        4,142
 Receivables:
   Interest ........................................       4,667
   Fund shares sold ................................       3,372
 Prepaid insurance premium ........................           17
                                                      ----------
    Total assets ..................................    1,138,676
                                                      ----------
LIABILITIES
 Payable to Fund shareholders .....................       45,402
 Payable for investment securities purchased.......       11,500
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................         234
 Dividends payable ................................          232
 Accrued management fee (Note 2) ..................           38
 Accrued accounting services fee (Note 2) .........           10
 Accrued distribution fee (Note 2) ................            1
 Other ............................................           18
                                                      ----------
    Total liabilities .............................       57,435
                                                      ----------
      Total net assets .............................  $1,081,241
                                                      ==========
NET ASSETS
 $0.01 par value capital stock, authorized -- 5,000,000;
   Class A shares outstanding - 1,062,147
   Class B shares outstanding - 11,023
   Class C shares outstanding - 4,581
   Waddell & Reed Money Market Class C shares
    outstanding - 3,490
   Capital stock ...................................  $   10,812
   Additional paid-in capital ......................   1,070,429
                                                      ----------
    Net assets applicable to outstanding
      units of capital .............................  $1,081,241
                                                      ==========
Net asset value, redemption and offering price
 per share for all classes ........................        $1.00
                                                           =====

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
CASH MANAGEMENT
For the Fiscal Year Ended September 30, 2001
(In Thousands)

INVESTMENT INCOME
  Interest and amortization (Note 1B) .................   $53,227
                                                         --------
  Expenses (Note 2):
     Investment management fee ........................     3,976
     Transfer agency and dividend disbursing:
       Class A.........................................     3,011
       Class B ........................................        13
       Class C ........................................         6
       Waddell & Reed Money Market Class C ............         8
     Distribution fee:
       Class B ........................................        50
       Class C ........................................        25
       Waddell & Reed Money Market Class C ............        36
     Accounting services fee ..........................       109
     Custodian fees ...................................        99
     Service fee:
       Class B ........................................        17
       Class C ........................................         8
       Waddell & Reed Money Market Class C.............        12
     Audit fees .......................................        13
     Legal fees .......................................        11
     Other ............................................       273
                                                         --------
       Total expenses .................................     7,667
                                                         --------
          Net investment income ........................   45,560
                                                         --------
           Net increase in net assets
            resulting from operations...................  $45,560
                                                          =======


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
CASH MANAGEMENT
(In Thousands)

                                      For the    For the   For the
                                      fiscal     fiscal     fiscal
                                       year      period       year
                                       ended      ended      ended
                                      9-30-01    9-30-00   6-30-00
INCREASE IN NET ASSETS               ---------  --------- --------
  Operations:
     Net investment income ........    $45,560  $ 12,056   $38,619
                                     ---------  --------  --------
       Net increase in net assets
          resulting from operations     45,560    12,056    38,619
                                     ---------  --------  --------
  Dividends to shareholders
     from net investment income:*
     Class A ......................    (45,013)  (11,900)  (38,178)
     Class B ......................       (234)      (40)      (81)
     Class C ......................       (119)      (14)      (14)
     Waddell & Reed Money Market
       Class C ...................        (194)     (102)     (346)
                                    ---------  --------   --------
                                       (45,560)  (12,056)  (38,619)
                                    ---------  --------   --------
  Capital share transactions (Note 3) 196,072    89,956    123,445
                                    ---------  --------   --------
     Total increase ...............   196,072    89,956    123,445
NET ASSETS
  Beginning of period ............    885,169   795,213    671,768
                                    ---------  --------   --------
  End of period .................. $1,081,241  $885,169   $795,213
                                    =========  ========   ========
     Undistributed net investment
       income ....................       $---      $---       $---
                                         ====      ====       ====

                 *See "Financial Highlights" on pages 17 - 20.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                  For the  For the
                   fiscal   fiscal
                     year   period  For the fiscal year ended June 30,
                   ended     ended  ----------------------------------
                   9-30-01 9-30-00   2000   1999    1998    1997
                 -----------------   -----  -----   -----   -----
Net asset value,
 beginning of
 period ...........  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                     -----------------------------------------------
Net investment
 income ...........   0.0463  0.0148  0.0511  0.0455  0.0484  0.0472
Less dividends
 declared .........  (0.0463)(0.0148)(0.0511)(0.0455)(0.0484)(0.0472)
                      ----------------------------------------------
Net asset value,
 end of period ....  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                     =============================================
Total return........  4.78%   1.50%   5.18%   4.67%   4.93%   4.80%
Net assets, end of
 period (in
 millions) ........  $1,062    $875   $782    $667    $533    $514
Ratio of expenses to
 average net
 assets ...........   0.76%   0.81%*  0.83%   0.83%   0.89%   0.87%
Ratio of net
 investment income
 to average net
 assets ...........   4.60%   5.92%*  5.08%   4.54%   4.84%   4.70%

*Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                     For the       For the        For the
                     fiscal         fiscal         period
                      year          period       from 9-9-99*
                     ended          ended        through
                    9-30-01        9-30-00        6-30-00
                    -------        -------       --------
Net asset value,
 beginning of
 period ...........  $1.00           $1.00           $1.00
                      ------          ------          ------
Net investment
 income ...........   0.0372          0.0133          0.0346
Less dividends
 declared .........  (0.0372)        (0.0133)        (0.0346)
                      ------          ------          ------
Net asset value,
 end of period ....  $1.00           $1.00           $1.00
                     =======         =======         =======
Total return .......  3.83%           1.37%           3.43%
Net assets, end of
 period (in
 millions) ........     $11              $2              $3
Ratio of expenses to
 average net
 assets ...........   1.66%           1.43%**         1.67%**
Ratio of net
 investment income
 to average net
 assets ...........   3.49%           5.29%**         4.49%**

 *Commencement of operations.
**Annualized.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the        For the        For the
                     fiscal         fiscal         period
                       year         period       from 9-9-99*
                      ended          ended        through
                    9-30-01        9-30-00        6-30-00
                    -------        -------       --------
Net asset value,
 beginning of
 period ...........  $1.00           $1.00           $1.00
                      ------          ------          ------
Net investment
 income ...........   0.0373          0.0126          0.0335
Less dividends
 declared .........  (0.0373)        (0.0126)        (0.0335)
                      ------          ------          ------
Net asset value,
 end of period ....  $1.00           $1.00           $1.00
                     =======         =======         =======
Total return .......  3.83%           1.29%           3.32%
Net assets, end of
 period (in
 millions) ........  $5              $1              $1
Ratio of expenses to
 average net
 assets ...........   1.65%           1.68%**         1.82%**
Ratio of net
 investment income
 to average net
 assets ...........   3.57%           5.05%**         4.45%**

 *Commencement of operations.
**Annualized.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT
                                           (A)
Waddell & Reed Money Market Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                   For the For the
                    fiscal  fiscal
                      year  period For the fiscal year ended June 30,
                     ended   ended ---------------------------------
                    9-30-019-30-00    2000   1999   1998      1997
                    ------- ------   ------ ------  ------ -------
Net asset value,
 beginning of
 period ...........  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                     -----------------------------------------------
Net investment
 income ...........   0.0378  0.0128  0.0426  0.0371  0.0403  0.0407
Less dividends
 declared .........  (0.0378)(0.0128)(0.0426)(0.0371)(0.0403)(0.0407)
                     -----------------------------------------------
Net asset value,
 end of period ....  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                     ===============================================
Total return........  3.89%   1.30%   3.86%   3.79%   4.10%   4.13%
Net assets, end of
 period (in
 millions) ........     $3      $7      $9      $5      $4      $4
Ratio of expenses to
 average net
 assets ...........   1.61%   1.57%*  1.77%   1.60%   1.71%   1.48%
Ratio of net
 investment income
 to average net
 assets ...........   4.03%   5.15%*  4.63%   3.77%   4.03%   4.14%

(A)See Note 3.
  *Annualized.
                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2001

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Cash Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. Effective for the fiscal period ended September 30, 2000, the Fund changed its fiscal year end for both financial reporting and Federal income tax purposes to September 30 from June 30. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.

D. Dividends to shareholders -- All of the Fund's net income is declared and recorded by the Fund as dividends on each day to shareholders of record at the time of the previous determination of net asset value. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays this fee daily.

Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10         $      0
           From $   10 to $   25         $ 11,000
           From $   25 to $   50         $ 22,000
           From $   50 to $  100         $ 33,000
           From $  100 to $  200         $ 44,000
           From $  200 to $  350         $ 55,000
           From $  350 to $  550         $ 66,000
           From $  550 to $  750         $ 77,000
           From $  750 to $1,000         $ 93,500
                $1,000 and Over          $110,000

In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C and Waddell & Reed Money Market C shares, the Fund pays WARSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $.75 for each shareholder check it processes. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

The Fund has adopted 12b-1 plans for Class B, Class C and Waddell & Reed Money Market C shares. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class. During the period ended September 30, 2001, W&R paid no sales commissions.

During the period ended September 30, 2001, W&R received $57,446, $5,359 and $3,277 in deferred sales charges for Class B, Class C and Waddell & Reed Money Market C shares, respectively.

The Fund paid Directors' fees of $30,559, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Multiclass Operations

The Fund offers three classes of shares: Class A, Class B and Class C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Waddell & Reed Money Market Class B shares were combined with Waddell & Reed Money Market Class C shares effective March 24, 2000 and were redesignated Waddell & Reed Money Market Class C shares.

Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the periods corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

                            For the      For the       For the
                             fiscal       fiscal        fiscal
                               year        period          year
                              ended         ended         ended
                            9-30-01       9-30-00       6-30-00
                        -----------  ------------  ------------
Value issued from sale
 of shares:
 Class A ............   $6,002,859    $1,354,210    $5,022,749
 Class B.............       20,167           893         8,764
 Class C.............        9,563           879         1,548
 Waddell & Reed Class B        n/a           n/a        13,885
 Waddell & Reed Class C        ---*          340        22,158
Value issued from
 reinvestment of dividends:
 Class A ............       42,243        11,295        35,182
 Class B.............          231            41            75
 Class C.............          116            13            13
 Waddell & Reed Class B        n/a           n/a           173
 Waddell & Reed Class C        193           100           139
Value redeemed:
 Class A ............   (5,857,637)   (1,272,641)   (4,943,269)
 Class B.............      (11,728)       (2,022)       (5,397)
 Class C.............       (6,263)         (649)         (640)
 Waddell & Reed Class B        n/a           n/a       (18,671)
 Waddell & Reed Class C     (3,672)       (2,503)      (13,264)
                         ----------    ----------    ----------
Increase in
 outstanding capital   $   196,072    $   89,956    $  123,445
                        ===========    ==========    ==========

*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Cash Management, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Cash Management, Inc. (the "Fund") as of September 30, 2001, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for the fiscal year then ended, the fiscal period ended September 30, 2000, and the fiscal year ended June 30, 2000, and the financial highlights for the fiscal year ended September 30, 2001, the fiscal period ended September 30, 2000 and each of the four fiscal years in the period ended June 30, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Cash Management, Inc. as of September 30, 2001, the results of its operations for the fiscal year then ended, the changes in its net assets for the fiscal year then ended, the fiscal period ended September 30, 2000, and the fiscal year ended June 30, 2000, and the financial highlights for the fiscal year ended September 30, 2001, the fiscal period ended September 30, 2000 and each of the four fiscal years in the period ended June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Kansas City, Missouri
November 2, 2001

INCOME TAX INFORMATION
September 30, 2001

Dividends are taxable to shareholders and are reportable in your Federal income tax returns for the years in which the dividends were received or reinvested.

Statements as to the tax status of each investor's dividends will be mailed annually.

Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business.

Shareholders are advised to consult with their tax advisers concerning the tax treatment of dividends from the Fund.

Corporations:
The dividends are not eligible for the dividends received deduction.

Householding

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.





To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Mira Stevovich, Vice President

The Waddell & Reed Advisors Group of Mutual Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.

----------------------------------
FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS 66201-9217
  Toll-Free  (800) 366-5465
  Local  (913) 236-1303

Our INTERNET address is:
  http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1010A(9-01)